Dreyfus
LifeTime
Portfolios, Inc.

ANNUAL REPORT
September 30, 1999

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

   * Not FDIC-Insured
   * Not Bank-Guaranteed
   * May Lose Value

Year 2000 Issues (Unaudited)


The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                                   Contents

                                                   THE FUND
--------------------------------------------------------------------------------

                                         2   Letter from the President

                                         3   Discussion of Performance

                                         8   Portfolio Performance

                                             Statement of Investments
                                         14  Income Portfolio
                                         18  Growth & Income Portfolio
                                         27  Growth Portfolio

                                             Statement of Financial Futures
                                         17  Income Portfolio
                                         26  Growth & Income Portfolio
                                         33  Growth Portfolio

                                         34  Statement of Assets and Liabilities

                                         36  Statement of Operations

                                             Statement of Changes in Net Assets
                                         38  Income Portfolio
                                         40  Growth & Income Portfolio
                                         42  Growth Portfolio

                                             Financial Highlights
                                         44  Income Portfolio
                                         46  Growth & Income Portfolio
                                         48  Growth Portfolio

                                         50  Notes to Financial Statements

                                         58  Report of Independent Auditors

                                         59  Important Tax Information

                                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

                                             Back Cover

                                                                 The Portfolios

                                              Dreyfus LifeTime Portfolios, Inc.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus LifeTime Portfolios, Inc., covering the 12-month period from October 1, 1998 through September 30, 1999. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Steven A. Falci.

The past 12 months have been highly volatile for stocks and bonds, which began the reporting period in the wake of a sharp correction caused primarily by the spread of the global financial crisis in overseas markets. The Federal Reserve Board responded to the crisis last fall by reducing short-term interest rates. Its strategy apparently was effective, and the U.S. economy remained strong
through    the    remainder    of    the    reporting    period.

Because inflation is more likely to rise in a strong economy, the bond market generally declined during the first nine months of 1999. To help forestall a rise of inflation, the Federal Reserve Board raised short-term interest rates twice during the summer of 1999, effectively reversing most of last fall's
interest-rate    cuts.

Despite weakness in the U.S. stock market toward the end of the reporting period, these economic conditions generally supported stock prices throughout the year. Technology stocks and other stocks with high growth rates provided the highest overall returns, while value-oriented stocks generally lagged the market averages.

We appreciate your confidence over the past year, and we look forward to your continued participation in Dreyfus LifeTime Portfolios, Inc.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

October 15, 1999




DISCUSSION OF PERFORMANCE

Steven A. Falci, Portfolio Manager

How did Dreyfus LifeTime Portfolios, Inc. perform relative to its benchmarks?

For the 12-month period ended September 30, 1999, Dreyfus LifeTime Portfolios, Inc. produced the following total returns:(1)

GROWTH PORTFOLIO                                  CUSTOMIZED BLENDED INDEX(2)
--------------------------------------------------------------------------------

Investor Shares                         23.50%                 21.58%

Restricted Shares                       23.93%

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                         14.17%                 13.65%

Restricted Shares                       14.51%

INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                          5.44%                  7.13%

Restricted Shares                        5.66%

The total returns for the Growth Portfolio and the Growth and Income Portfolio compare with a 27.79% total return for the Standard & Poor's 500 Composite Stock Price Index. The total return for the Income Portfolio compares with a 0.63% total return for the Lehman Brothers Intermediate Government/Corporate Bond Index.(3)

We attribute the outperformance of the Growth and Growth and Income Portfolios to timely asset shifts between their stock and bond components, which enabled us to capture higher returns as different market segments came into favor. In addition, the stock components in these two portfolios helped drive returns, led primarily by an effective security selection strategy. And while the Income Portfolio's 12-month returns did not exceed those provided by its blended benchmark, we are pleased that the portfolio handily outperformed the Lehman Brothers Intermediate Government/Corporate Bond Index.

                                                        The Portfolios


DISCUSSION OF PERFORMANCE (CONTINUED)

What are the portfolios' investment approaches?

Dreyfus LifeTime Portfolios, Inc., consists of three separate portfolios offering a range of investment approaches: Income Portfolio, the most conservative; Growth and Income Portfolio, a more moderate fund; and Growth Portfolio, the most aggressive of the three. While the portfolios are managed using the same basic investment philosophy, each varies according to its own
investment    goals    and    risk    tolerance    levels.

All three portfolios typically invest in stocks and bonds. However, each allocates its assets between those two investment classes in a different way. While the actual makeup of the Growth and Growth and Income Portfolios will vary over time according to our view of prevailing market conditions, typical portfolio allocations are as follows: Income Portfolio -- 67.5% bonds, 22.5% stocks and 10% cash; Growth and Income Portfolio -- 50% bonds and 50% stocks;
Growth    Portfolio    --    20%    bonds    and    80%    stocks.

When selecting securities for each portfolio, we generally attempt to mirror the sector weightings of the benchmark indices. However, we seek to produce returns that exceed the benchmarks by using a highly disciplined security selection process that considers variables such as price/earnings ratios, interest-rate levels and the shape of the yield curve. In addition, we use proprietary computer models that assess the relative values of stock and bond prices across
different    markets.

What other factors influenced the performance of the portfolios?

At the beginning of the portfolios' 12-month reporting period, the global equity markets were in the midst of turmoil, a crisis that resulted in a broad-based stock market decline last summer in the United States. To take advantage of lower stock prices, we allocated a larger percentage of the portfolios' assets to equities. At the end of the year and into early 1999, we began to pare the portfolios' equity allocation back to a more neutral position. In fact, by early February 1999, we had positioned the portfolios even more defensively, moving our equity components to underweighted positions because of concerns regarding conditions in the global equity markets. While this stance did not allow us to fully participate in the brief U.S. stock market rally that occurred in mid-April, it proved to be a positive move when stocks began to underperform bonds during the third quarter of 1999. However, it is important to note that for the 12-month period the equity component outperformed the S&P 500, driven largely by gains in our holdings in America Online, Oracle, Lexmark
International    Group,    Cl.    A,    EMC    and    Sun    Microsystems.

The most notable events within the fixed-income markets during the reporting period were the interest-rate hikes initiated by the Federal Reserve Board in June and August, 1999. In a rising interest-rate environment, the strongest fixed-income gains were produced by the corporate bond sector, followed by mortgage-backed securities, asset-backed securities, U.S. government agency bonds and U.S. Treasuries.

What is the current strategy for the portfolios?

The primary driver of performance in these portfolios is our asset allocation strategy. That is, our success is dependent upon our ability to make correct asset shifts between the stock and bond components. As of the end of the reporting period, our Growth and Growth and Income Portfolios remain positioned near their minimum equity/maximum fixed-income exposure. We made that decision due to the rising interest-rate environment, fears of inflation and our belief
that    many    stocks    remain    excessively    priced.

In the equity component, we begin by using an investment approach that is sector neutral to the S&P 500. Then, we attempt to add value to the portfolios by actively selecting stocks within those sectors that we believe can produce positive returns. As of the end of the period, some of the names that we are emphasizing are Microsoft, International Business Machines, Exxon, Wal-Mart
Stores,    General    Electric    and    Citigroup.

October 15, 1999

                                                        The Portfolios

DISCUSSION OF PERFORMANCE (CONTINUED)

                 ASSET CLASS EXPOSURE AS OF SEPTEMBER 30, 1999





(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION PORTFOLIO SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) FOR THE Growth Portfolio, THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE GROWTH PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE



     HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGE SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 54.4.%; DOMESTIC SMALL COMPANY STOCKS -- 13.6%; FOREIGN STOCKS -- 12.0%; DOMESTIC BONDS -- 17.0%; AND FOREIGN BONDS -- 3.0%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX"), THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX -- HEDGED $U.S. ("EAFE((reg.tm)) INDEX"), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX ("LEHMAN INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX -- HEDGED ("J.P. MORGAN GLOBAL INDEX") AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF OVERALL STOCK MARKET PERFORMANCE. THE RUSSELL 2000 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF SMALL-CAP STOCK PERFORMANCE. THE EAFE((reg.tm))INDEX, WHICH IS THE PROPERTY OF MORGAN STANLEY & CO., INCORPORATED, IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CORPORATE BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CORPORATE DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURN ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BOND COMPONENT. NONE OF THE FOREGOING INDICES REFLECT ACCOUNT CHARGES, FEES OR OTHER EXPENSES.

     FOR THE Growth and Income Portfolio, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
     PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 36%; DOMESTIC SMALL COMPANY STOCKS -- 9%; FOREIGN STOCKS -- 5%; DOMESTIC BONDS -- 45%; AND FOREIGN BONDS -- 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE EAFE((reg.tm)) INDEX, THE LEHMAN INDEX AND THE J.P. MORGAN GLOBAL INDEX AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE INDICES ARE DESCRIBED ABOVE.

     FOR THE Income Portfolio, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES:
     BONDS -- 67.5%; STOCKS -- 22.5%; AND TREASURY BILLS -- 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN INDEX, THE S&P 500 INDEX (BOTH DESCRIBED ABOVE) AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES.

(3) SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- REFLECTS THE REINVESTMENT OF INCOME DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX ARE DESCRIBED ABOVE.

                                                        The Portfolios

PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus Lifetime Portfolios, Inc., Growth and Income Portfolio with the Standard & Poor's 500 Composite Stock Price Index and a Customized Blended Index

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

** SOURCE: LIPPER ANALYTICAL SERVICES, INC., LEHMAN BROTHERS, MORGAN STANLEY &
   CO. INCORPORATED AND J.P. MORGAN & CO. INCORPORATED



Average Annual Total Returns AS OF 9/30/99

                              Inception                              From
                                   Date            1 Year        Inception
--------------------------------------------------------------------------------

INVESTOR SHARES                 3/31/95          14.17%             16.66%

RESTRICTED SHARES               3/31/95          14.51%             16.55%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE GROWTH AND INCOME PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE FUND'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE GROWTH AND INCOME PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC AND FOREIGN STOCKS AND BONDS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE S&P 500 INDEX WAS SELECTED BECAUSE (1) DOMESTIC COMMON STOCKS REPRESENT A SIGNIFICANT PORTION OF THE BASELINE AND (2) THE MAJORITY OF THE STOCK PORTION OF THE PORTFOLIO IS INVESTED IN STOCKS INCLUDED IN THE S&P 500 INDEX. BECAUSE THE PORTFOLIO HAS SIGNIFICANT FIXED-INCOME HOLDINGS, THOUGH, IT CAN UNDERPERFORM AN EQUITY-ONLY INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE FUND FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS - 36%; DOMESTIC SMALL COMPANY STOCKS - 9%; FOREIGN STOCKS - 5%; DOMESTIC BONDS - 45%; FOREIGN BONDS - 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX-HEDGED, $U.S. ("EAFE INDEX"), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX ("LEHMAN INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX - HEDGED ("J.P. MORGAN GLOBAL INDEX"), AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF 3,000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. THE EAFE INDEX, WHICH IS THE PROPERTY OF MORGAN STANLEY & CO. INCORPORATED, IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CORPORATE BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT GRADE CORPORATE DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURNS ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BONDS COMPONENT. NONE OF THE FOREGOING INDICES REFLECT ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                                                        The Portfolios


PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus Lifetime Portfolios, Inc., Income Portfolio with the Lehman Brothers Intermediate Government/Corporate Bond Index and a Customized Blended Index

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE INCOME PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX ("LEHMAN INDEX")AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE FUND'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE INCOME PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC BONDS AND STOCKS AND MONEY MARKET INSTRUMENTS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE LEHMAN INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. THE LEHMAN INDEX WAS SELECTED BECAUSE (1) GOVERNMENT AND CORPORATE BONDS REPRESENT THE HIGHEST BASELINE PERCENTAGE OF THE PORTFOLIO AND (2) THE FIXED-INCOME PORTION OF THE PORTFOLIO IS INVESTED TO REPRESENT THE LEHMAN INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE FUND FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
PERCENTAGES: BONDS - 67.5%; STOCKS - 22.5%; AND TREASURY BILLS - 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN INDEX, THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CORPORATE BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT GRADE CORPORATE DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. NONE OF THE FOREGOING INDICES REFLECT ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.



Average Annual Total Returns AS OF 9/30/99

                           Inception                             From
                              Date            1 Year            Inception
--------------------------------------------------------------------------------

INVESTOR SHARES              3/31/95           5.44%              9.50%

RESTRICTED SHARES            3/31/95           5.66%              9.75%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*  SOURCE: LEHMAN BROTHERS

** SOURCE: LEHMAN BROTHERS, LIPPER ANALYTICAL SERVICES, INC., AND THE WALL
   STREET JOURNAL

                                                        The Portfolios


PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus Lifetime Portfolios, Inc., Growth Portfolio with the Standard & Poor's 500 Composite Stock Price Index and a Customized Blended Index

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

** SOURCE: LIPPER ANALYTICAL SERVICES, INC., LEHMAN BROTHERS, MORGAN STANLEY &
   CO. INCORPORATED AND J.P. MORGAN & CO. INCORPORATED



Average Annual Total Returns AS OF 9/30/99

                           Inception                             From
                              Date            1 Year            Inception
--------------------------------------------------------------------------------

INVESTOR SHARES              3/31/95          23.50%             21.72%

RESTRICTED SHARES            3/31/95          23.93%             22.01%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE GROWTH PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE FUND'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE GROWTH PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC AND FOREIGN STOCKS AND BONDS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE S&P 500 INDEX WAS SELECTED BECAUSE (1) DOMESTIC COMMON STOCKS REPRESENT THE HIGHEST BASELINE PERCENTAGE OF THE PORTFOLIO'S ASSETS AND (2) THE MAJORITY OF THE STOCK PORTION OF THE PORTFOLIO IS INVESTED IN STOCKS INCLUDED IN THE S&P 500 INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE FUND FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS - 54.4%; DOMESTIC SMALL COMPANY STOCKS - 13.6%; FOREIGN STOCKS - 12.0%; DOMESTIC BONDS - 17.0%; AND FOREIGN BONDS - 3.0%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX-HEDGED, $U.S. ("EAFE INDEX"), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX ("LEHMAN INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX-HEDGED ("J.P. MORGAN GLOBAL INDEX") AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF 3,000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. THE EAFE INDEX, WHICH IS THE PROPERTY OF MORGAN STANLEY & CO. INCORPORATED, IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN BROTHERS INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CORPORATE BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT GRADE CORPORATE DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURNS ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BONDS COMPONENT. NONE OF THE FOREGOING INDICES REFLECT ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                                                        The Portfolios


STATEMENT OF INVESTMENTS

September 30, 1999


INCOME PORTFOLIO



                                                                                              Principal
BONDS AND NOTES--67.5%                                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--10.7%

American Express Credit Account Master Trust,

  Asset Backed Ctfs., Ser. 1997-1, Cl. A,

   6.40%, 2005                                                                                1,000,000                1,000,115

Atlantic Richfield, Notes,

   5.55%, 2003                                                                                  500,000                  485,891

Bank One, Medium-Term Notes, Ser. A,

   6%, 2009                                                                                     300,000                  275,129

Citibank Credit Card Master Trust,

  Asset Backed Ctfs., Ser. 1998-1, Cl. A,

   5.75%, 2003                                                                                1,000,000                  994,325

Fairfax Financial Holdings, Notes,

   7.375%, 2006                                                                                 150,000                  137,351

General Motors Acceptance Corp.,

  Medium-Term Notes,

   5.63%, 2003                                                                                  800,000                  776,580

HSBC Holding PLC, Sub. Notes,

   7.50%, 2009                                                                                  100,000                  100,080

Household Finance, Sr. Notes,

   5.875%, 2009                                                                                 500,000                  451,015

Inter-American Development, Sr. Unsub. Notes,

   6.125%, 2002                                                                                 300,000                  299,670

Merrill Lynch, Notes,

   6%, 2009                                                                                     500,000                  458,215

Norwest, Sr. Notes,

   6.75%, 2006                                                                                  400,000                  390,233

Salomon Smith Barney Holdings, Notes,

   6.25%, 2003                                                                                  250,000                  245,429

Sanwa Finance Aruba, Notes,

   8.35%, 2009                                                                                  100,000                  102,595

Transamerica Financial, Notes,

   7.25%, 2002                                                                                  300,000                  302,713

US Bank, Notes,

   5.70%, 2008                                                                                  300,000                  269,312

Wells Fargo, Notes,

   6.50%, 2002                                                                                  275,000                  274,064

                                                                                                                       6,562,717

INDUSTRIAL--8.7%

Carter Holt Harvey, Sr. Notes,

   8.875%, 2004                                                                                 200,000                  210,789




INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Comcast Cable Communications, Notes,

   6.20%, 2008                                                                                  250,000                  229,212

Comdisco, Notes,

   6.375%, 2001                                                                                 500,000                  494,167

duPont (EI)deNemours, Deb.,

   6.50%, 2002                                                                                  500,000                  502,745

Federated Department Stores, Sr. Notes,

   8.125%, 2002                                                                                 300,000                  309,954

Mobil, Deb.,

   8.375%, 2001                                                                               1,000,000                1,027,287

Monsanto, Notes,

   5.375%, 2001                                                                                 500,000  (a)             487,815

Nordstrom, Sr. Notes,

   5.625%, 2009                                                                                 200,000                  179,656

Norfolk Southern, Sr. Notes,

   6.20%, 2009                                                                                  250,000                  231,574

Petro Geo-Services, Sr. Notes,

   6.625%, 2008                                                                                 180,000                  166,805

Safeway, Notes,

   7.50%, 2009                                                                                  200,000                  200,750

Time Warner, Notes,

   7.75%, 2005                                                                                  250,000                  257,616

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                               1,000,000                1,003,481

                                                                                                                       5,301,851

UTILITIES--4.8%

MCI Worldcom, Sr. Notes,

   6.40%, 2005                                                                                  500,000                  488,575

National Rural Utilities Cooperative Finance,

  Collateral Trust,

   5.50%, 2005                                                                                  500,000                  476,647

Niagara Mohawk Power, First Mortgage,

   7.75%, 2006                                                                                  200,000                  204,155

Philadelphia Electric, First Mortgage,

   6.625%, 2003                                                                                 500,000                  498,514

Southern New England Telecommunications,

  Medium-Term Notes,

   6.50%, 2002                                                                                1,000,000                1,004,220

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Sprint Capital, Notes,

   5.70%, 2003                                                                                  300,000                  287,030

                                                                                                                       2,959,141

U.S. GOVERNMENT & AGENCIES--43.3%

Federal Farm Credit Bank, Bonds,

   5.25%, 5/1/2002                                                                              500,000                  489,642

Federal Home Loan Bank, Bonds,

   Ser. 121, 5.25%, 4/25/2002                                                                   830,000                  812,968

Federal Home Loan Bank, Notes,

   Ser. 98, 5.50%, 8/13/2001                                                                  1,000,000                  991,210

   Ser. 114, 5.125%, 2/26/2002                                                                1,000,000                  977,500

Federal Home Loan Mortgage Corp.,

  Real Estate Mortgage Investment Conduit,

   5%, 2/15/2001                                                                              1,000,000                  987,696

Federal National Mortgage Association:

   5.25%, 1/15/2003                                                                           1,400,000                1,359,071

   5.125%, 2/13/2004                                                                          1,000,000                  952,430

   5.75%, 6/15/2005                                                                             500,000                  484,722

   5.25%, 1/15/2009                                                                             500,000                  451,045

U.S. Treasury Bonds:

   11.625%, 11/15/2004                                                                          650,000                  808,776

   7.625%, 2/15/2007                                                                            500,000                  517,550

U.S. Treasury Notes:

   6.125%, 9/30/2000                                                                          1,000,000                1,006,360

   5.625%, 11/30/2000                                                                           300,000                  300,357

   5.25%, 1/31/2001                                                                             280,000                  279,017

   6.375%, 3/31/2001                                                                          1,050,000                1,061,529

   8%, 5/15/2001                                                                              1,000,000                1,036,620

   6.625%, 6/30/2001                                                                            200,000                  203,144

   7.875%, 8/15/2001                                                                          1,905,000                1,979,447

   7.50%, 11/15/2001                                                                            835,000                  865,068

   6.375%, 8/15/2002                                                                            770,000                  783,321

   5.75%, 10/31/2002                                                                            250,000                  250,125

   5.375%, 6/30/2003                                                                            600,000                  591,462

   5.75%, 8/15/2003                                                                           1,885,000                1,879,684

   7.25%, 8/15/2004                                                                           1,620,000                1,711,984

   7.875%, 11/15/2004                                                                           260,000                  281,913

   6.50%, 8/15/2005                                                                           1,000,000                1,024,350

   6.875%, 5/15/2006                                                                            350,000                  365,337

   7%, 7/15/2006                                                                              1,085,000                1,139,706

   6.625%, 5/15/2007                                                                          1,000,000                1,031,530

   5.625%, 5/15/2008                                                                          1,070,000                1,039,013




INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES (CONTINUED)

U.S. Treasury Notes (continued):

   4.75%, 11/15/2008                                                                            900,000                  819,414

                                                                                                                      26,481,991

TOTAL BONDS AND NOTES

   (cost $42,054,202)                                                                                                 41,305,700

                                                                                              Principal
SHORT-TERM INVESTMENTS--31.5%                                                                    Amount                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

   4.56%, 10/14/1999                                                                            136,000                  135,780

   4.67%, 10/28/1999                                                                            595,000                  593,048

   4.35%, 11/4/1999                                                                           1,284,000  (b)           1,278,569

   4.48%, 11/12/1999                                                                            364,000                  362,100

   4.49%, 11/18/1999                                                                          4,719,000  (b)           4,690,355

   4.57%, 11/26/1999                                                                          1,632,000                1,620,462

   4.50%, 12/9/1999                                                                          10,679,000  (b)          10,584,811

TOTAL SHORT-TERM INVESTMENTS

   (cost $19,263,625)                                                                                                 19,265,125
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $61,317,827)                                                              99.0%               60,570,825

CASH AND RECEIVABLES (NET)                                                                         1.0%                  603,618

NET ASSETS                                                                                       100.0%               61,174,443


(a) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 1999, THIS SECURITY AMOUNTED TO $487,815 OR APPROXIMATELY .8% OF NET ASSETS.

(b) PARTIALLY HELD BY THE CUSTODIAN/BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF FINANCIAL FUTURES

September 30, 1999



                                                                   Market Value                                        Unrealized
                                                                        Covered                                    (Depreciation)

                                            Contracts           by Contracts ($)             Expiration            at 9/30/99 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED

Standard & Poor's 500                              41                13,306,550            December '99                 (622,753)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                          The Portfolios



STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH AND INCOME PORTFOLIO

COMMON STOCKS--25.9%                                                                            Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL--2.4%

Delphi Automotive Systems                                                                         3,962                   63,640

Delta Air Lines                                                                                   5,500                  266,750

Federated Department Stores                                                                       6,400  (a)             279,600

Ford Motor                                                                                       20,300                1,018,806

Gap                                                                                              18,050                  577,600

General Motors                                                                                    5,700                  358,744

Home Depot                                                                                        8,800                  603,900

Kmart                                                                                            14,000  (a)             163,625

Office Depot                                                                                     18,600  (a)             189,488

Safeway                                                                                          13,400  (a)             510,037

TJX Cos.                                                                                         23,000                  645,438

Tommy Hilfiger                                                                                    8,300  (a)             233,956

Wal-Mart Stores                                                                                  36,000                1,712,250

                                                                                                                       6,623,834

CONSUMER STAPLES--1.7%

Coca-Cola                                                                                         8,000                  384,500

Fortune Brands                                                                                   12,200                  393,450

IBP                                                                                              11,000                  271,562

Procter & Gamble                                                                                 13,000                1,218,750

Quaker Oats                                                                                       7,000                  433,125

Ralston-Purina Group                                                                             14,600                  406,063

Sara Lee                                                                                         33,000                  773,437

Unilever, A.D.R.                                                                                  9,288                  632,745

                                                                                                                       4,513,632

ENERGY--1.8%

Amerada Hess                                                                                      6,400                  392,000

Chevron                                                                                           3,900                  346,125

Coastal                                                                                           6,600                  270,188

Conoco, Cl. B                                                                                     7,027                  192,369

El Paso Energy                                                                                    7,300                  290,631

Exxon                                                                                            23,100                1,754,156

Global Marine                                                                                    12,800  (a)             210,400

Royal Dutch Petroleum                                                                            17,700                1,045,406

Texaco                                                                                            7,000                  441,875

                                                                                                                       4,943,150



GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                       Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--3.0%

Amgen                                                                                            17,100  (a)           1,393,650

Bausch & Lomb                                                                                     3,500                  230,781

Biomet                                                                                            7,400                  194,713

Bristol-Myers Squibb                                                                             20,100                1,356,750

Cardinal Health                                                                                   7,500                  408,750

Johnson & Johnson                                                                                 9,300                  854,437

Merck & Co.                                                                                      15,500                1,004,594

Schering-Plough                                                                                  22,700                  990,288

Tyco International                                                                               10,700                1,104,775

United HealthCare                                                                                 3,600                  175,275

Warner-Lambert                                                                                    8,400                  557,550

                                                                                                                       8,271,563

INTEREST SENSITIVE--4.6%

Allstate                                                                                         20,500                  511,219

Ambac Financial Group                                                                             6,500                  307,937

BankBoston                                                                                        7,700                  333,988

Bank of America                                                                                  14,100                  785,194

Bank One                                                                                          6,600                  229,763

Chase Manhattan                                                                                  17,600                1,326,600

Citigroup                                                                                        36,450                1,603,800

Comerica                                                                                          8,900                  450,563

Conseco                                                                                          12,400                  239,475

Edwards (A.G.)                                                                                    4,400                  116,050

Everest Reinsurance Holdings                                                                      5,500                  130,969

Fannie Mae                                                                                       11,800                  739,712

Fleet Financial Group                                                                            16,500                  604,313

General Electric                                                                                 13,900                1,648,019

Golden West Financial                                                                             2,900                  284,925

Household International                                                                           7,800                  312,975

MBNA                                                                                             20,500                  467,656

MGIC Investment                                                                                   4,800                  229,200

Merrill Lynch                                                                                     5,600                  376,250

Morgan Stanley Dean Witter & Co.                                                                  6,800                  606,475

SLM Holding                                                                                       7,100                  305,300

SunTrust Banks                                                                                    6,700                  440,525

                                                                                                          The Portfolios

 STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

UnionBanCal                                                                                       5,300                  192,125

XL Capital, Cl. A                                                                                 6,000                  270,000

                                                                                                                      12,513,033

PRODUCER GOODS & SERVICES--1.9%

American Power Conversion                                                                        12,000  (a)             228,000

Boeing                                                                                            9,800                  417,725

Centex                                                                                            4,200                  124,163

Dow Chemical                                                                                      4,700                  534,037

duPont(EI)deNemours                                                                               8,950                  544,831

General Dynamics                                                                                  7,600                  474,525

Georgia Pacific Group                                                                            12,600                  510,300

Ingersoll-Rand                                                                                   10,900                  598,819

Kimberly-Clark                                                                                   11,000                  577,500

PPG Industries                                                                                    3,700                  222,000

Rohm & Haas                                                                                       8,100                  292,613

USG                                                                                               3,200                  152,000

Union Carbide                                                                                     6,700                  380,644

United Technologies                                                                               3,479                  206,348

                                                                                                                       5,263,505

SERVICES--1.8%

America Online                                                                                   10,200  (a)           1,060,800

Ceridian                                                                                         11,600  (a)             288,550

Comcast, Cl. A (non-voting)                                                                      13,000                  518,375

Fox Entertainment Group, Cl. A                                                                   16,400  (a)             346,450

Gannett                                                                                           9,400                  650,363

IMS Health                                                                                       11,700                  266,906

Infinity Broadcasting, Cl. A                                                                     18,300  (a)             536,419

Tribune                                                                                          15,400                  766,150

Vodafone AirTouch, A.D.R.                                                                         1,750                  416,062

                                                                                                                       4,850,075

TECHNOLOGY--5.9%

ADC Telecommunications                                                                           10,100  (a)             423,569

Applied Materials                                                                                 5,200  (a)             404,950

BMC Software                                                                                      7,400  (a)             529,562

Cisco Systems                                                                                    20,500  (a)           1,405,531

Compuware                                                                                        10,000  (a)             260,625



GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Dell Computer                                                                                    30,400  (a)           1,271,100

EMC                                                                                              11,900  (a)             850,106

General Instrument                                                                                7,600  (a)             365,750

Hewlett-Packard                                                                                   6,700                  616,400

Intel                                                                                            17,400                1,293,037

International Business Machines                                                                  15,400                1,869,175

Lexmark International Group, Cl. A                                                                6,700  (a)             539,350

Lucent Technologies                                                                              10,800                  700,650

Microsoft                                                                                        37,400  (a)           3,387,037

Nokia, A.D.R.                                                                                     4,400                  395,175

Tellabs                                                                                          15,200  (a)             865,450

Texas Instruments                                                                                 5,300                  435,925

USWeb                                                                                            10,600  (a)             363,712

                                                                                                                      15,977,104

TOBACCO--.1%

Philip Morris Cos.                                                                               10,000                  341,875

UTILITIES--2.7%

AT&T                                                                                             22,100                  961,350

Ameren                                                                                            6,900                  260,906

Ameritech                                                                                        23,600                1,585,625

BellSouth                                                                                        25,200                1,134,000

Consolidated Edison                                                                               8,400                  348,600

FPL Group                                                                                        12,600                  634,725

GTE                                                                                               5,400                  415,125

MCI WorldCom                                                                                     20,500  (a)           1,473,437

Sempra Energy                                                                                    10,700                  222,694

UtiliCorp United                                                                                  8,650                  182,191

                                                                                                                       7,218,653

TOTAL COMMON STOCKS

   (cost $57,260,681)                                                                                                 70,516,424
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
BONDS AND NOTES--64.0%                                                                       Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--11.1%

American Express Credit Account Master Trust,

  Asset Backed Ctfs., Ser. 1997-1, Cl. A,

   6.40%, 2005                                                                                3,000,000               3,000,345

                                                                                             The Portfolios

 STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

American General, Notes,

   7.75%, 2005                                                                                  500,000                  518,532

Associates N.A., Sr. Notes:

   7.50%, 2002                                                                                  550,000                  562,219

   5.75%, 2003                                                                                2,100,000                2,022,449

Atlantic Richfield, Notes,

   5.55%, 2003                                                                                3,500,000                3,401,240

BankAmerica, Sub. Notes,

   7.875%, 2002                                                                               1,000,000                1,036,420

Citibank Credit Card Master Trust,

  Asset Backed Ctfs., Ser. 1998-1, Cl. A,

   5.75%, 2003                                                                                3,500,000                3,480,137

Citigroup, Sr. Notes,

   6.60%, 2000                                                                                1,000,000                1,004,367

Ford Motor Credit, Sr. Notes,

   5.75%, 2004                                                                                  500,000                  480,288

Frank Russell, Notes,

   5.625%, 2009                                                                                 750,000  (b)             674,579

General Motors Acceptance Corp.,

  Medium-Term Notes,

   5.63%, 2003                                                                                1,500,000                1,456,087

Hyatt Equities, Notes, Series MTN,

   6.80%, 2000                                                                                  500,000  (b)             500,322

International Lease Finance, Notes,

   5.625%, 2002                                                                                 500,000                  490,333

Lehman Brothers, Sr. Sub. Notes,

   7.625%, 2006                                                                               1,000,000                1,000,772

Lehman Brothers Holdings, Notes,

   7.50%, 2006                                                                                2,500,000                2,489,478

Merrill Lynch, Notes,

   6%, 2009                                                                                   3,000,000                2,749,290

NationsBank Credit Card Master Trust, Notes,

   Ser. 1995-1, Cl. A,

   6.45%, 2003                                                                                  500,000                  501,235

Norwest, Sr. Notes,

   6.75%, 2006                                                                                1,500,000                1,463,373

Ontario (Province of), Bonds,

   7.75%, 2002                                                                                2,000,000                2,067,020

US Bank, Notes,

   5.70%, 2008                                                                                1,500,000                1,346,559

                                                                                                                      30,245,045



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                             Principal
BONDS AND NOTES (CONTINUED)                                                                 Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL--11.1%

Albertson's, Sr. Notes,

   6.95%, 2009                                                                                2,000,000                1,987,678

BP Amoco, Notes,

   6.25%, 2004                                                                                2,000,000                1,988,916

Coca-Cola Enterprises, Notes,

   5.75%, 2008                                                                                1,000,000                  909,076

Comcast Cable Communications, Notes,

   6.20%, 2008                                                                                2,000,000                1,833,700

Delphi Auto Systems, Notes,

   6.125%, 2004                                                                               1,000,000                  963,294

duPont(EI)deNemours, Notes,

   6.50%, 2002                                                                                3,000,000                3,016,467

Federated Department Stores, Notes,

   6.30%, 2009                                                                                2,000,000                1,850,984

Penney (JC), Deb.,

   9.05%, 2001                                                                                1,000,000                1,028,358

Monsanto, Notes,

   5.375%, 2001                                                                               1,500,000 (b)            1,463,445

Norfolk Southern, Notes,

   6.20%, 2009                                                                                5,500,000                5,094,617

Philip Morris, Notes:

   6.95%, 2006                                                                                  500,000                  501,658

   7.625%, 2002                                                                               1,000,000                1,017,803

PPG Industries, Notes,

   6.75%, 2004                                                                                5,000,000                5,002,860

Viacom, Sr. Notes,

   7.75%, 2005                                                                                  500,000                  509,557

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                               3,000,000                3,010,443

                                                                                                                      30,178,856

UTILITIES--5.2%

AT&T, Notes,

   5.625%, 2004                                                                               3,000,000                2,879,064

K N Energy, Sr. Notes,

   6.65%, 2005                                                                                  500,000                  485,934

MCI Worldcom, Sr. Notes,

   6.40%, 2005                                                                                1,500,000                1,465,726

National Rural Utilities Cooperative Finance,

  Collateral Trust,

   5.50%, 2005                                                                                1,800,000                1,715,927

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

PP&L, First Mortgage,

   6.125%, 2001                                                                                 600,000                  597,913

Paramount Communications, Sr. Notes,

   7.50%, 2002                                                                                3,150,000                3,206,536

Peco Energy Transition Trust, Notes,

   Ser. 1999-A, Cl. A2,

   5.63%, 2005                                                                                  500,000                  489,408

Philadelphia Electric, First Mortgage,

   6.625%, 2003                                                                               2,000,000                1,994,056

Public Service Electric and Gas, First Mortgage,

   8.875%, 2003                                                                                 500,000                  531,695

Teco Energy, Notes,

   5.54%, 2001                                                                                  300,000                  296,106

Wisconsin Electric Power, First Mortgage,

   7.25%, 2004                                                                                  500,000                  513,294

                                                                                                                      14,175,659

U.S. GOVERNMENT & AGENCIES--36.6%

Federal Farm Credit Bank, Bonds,

   6%, 10/1/2001                                                                              6,000,000                5,972,100

Federal Home Loan Bank, Bonds:

   5.50%, 7/14/2000                                                                           1,300,000                1,297,205

   4.875%, 1/26/2001                                                                          1,250,000                1,233,537

   5.625%, 3/19/2001                                                                          1,300,000                1,294,462

   5.875%, 8/15/2001                                                                          3,500,000                3,487,785

   5.25%, 4/25/2002                                                                          13,100,000               12,831,175

Federal Home Loan Bank, Notes:

   5.125%, 2/26/2002                                                                          1,350,000                1,319,625

   4.875%, 1/22/2002                                                                          2,300,000                2,239,984

   5.125%, 9/15/2003                                                                          2,450,000                2,350,481

Federal Home Loan Bank, Sr. Notes,

   5.80%, 9/2/2008                                                                              500,000                  471,048

Federal Home Loan Mortgage Corp., Notes:

   5.75%, 7/15/2003                                                                             800,000                  785,544

   5.125%, 10/15/2008                                                                           200,000                  179,268

Federal National Mortgage Association, Notes:

   5.10%, 9/25/2000                                                                           1,500,000                1,490,640

   5.625%, 3/15/2001                                                                          1,600,000                1,593,008

   5.375%, 3/15/2002                                                                            500,000                  491,250

   5.25%, 1/15/2003                                                                           4,900,000                4,756,749

   4.75%, 11/14/2003                                                                          6,100,000                5,763,164



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES (CONTINUED)

Federal National Mortgage Association, Notes (continued):

   5.625%, 5/14/2004                                                                          1,000,000                  971,061

   8.50%, 2/1/2005                                                                              500,000                  504,160

   5.75%, 6/15/2005                                                                             900,000                  872,499

   6.50%, 4/29/2009                                                                           4,500,000                4,308,660

Tennessee Valley Authority, Deb.,

   6.375%, 6/15/2005                                                                          1,950,000                1,934,940

U.S. Treasury Bonds,

   11.625%, 11/15/2004                                                                          170,000                  211,526

U.S. Treasury Notes:

   5.625%, 11/30/2000                                                                         3,500,000                3,504,165

   5.25%, 1/31/2001                                                                           6,000,000                5,978,940

   5.375%, 2/15/2001                                                                          1,750,000                1,745,642

   8%, 5/15/2001                                                                              4,300,000                4,457,466

   6.25%, 10/31/2001                                                                          1,600,000                1,618,816

   7.50%, 5/15/2002                                                                           3,200,000                3,337,344

   6.375%, 8/15/2002                                                                          2,725,000                2,772,143

   5.875%, 9/30/2002                                                                          1,400,000                1,405,502

   5.75%, 10/31/2002                                                                          1,300,000                1,300,650

   5.625%, 12/31/2002                                                                         1,500,000                1,494,795

   6.25%, 2/15/2003                                                                           3,200,000                3,244,224

   5.50%, 5/31/2003                                                                             600,000                  594,078

   5.25%, 8/15/2003                                                                             200,000                  196,150

   5.75%, 8/15/2003                                                                           2,450,000                2,443,091

   7.50%, 2/15/2005                                                                           1,500,000                1,603,995

   6.875%, 5/15/2006                                                                          1,080,000                1,127,326

   7%, 7/15/2006                                                                              1,030,000                1,081,933

   6.50%, 10/15/2006                                                                          1,350,000                1,381,252

   6.25%, 2/15/2007                                                                           3,500,000                3,532,550

   6.125%, 8/15/2007                                                                            860,000                  861,247

                                                                                                                     100,041,180

TOTAL BONDS AND NOTES

   (cost $177,275,657)                                                                                               174,640,740
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--9.0%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

   4.56%, 10/14/99                                                                              141,000                  140,772

   4.67%, 10/28/99                                                                              409,000                  407,658

   4.35%, 11/4/99                                                                               661,000  (c)             658,204

   4.48%, 11/12/99                                                                              283,000                  281,523

   4.49%, 11/18/99                                                                            8,457,000                8,405,666

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
SHORT-TERM INVESTMENTS (CONTINUED)                                                           Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS (CONTINUED)

   4.57%, 11/26/99                                                                              963,000                  956,192

   4.50%, 12/9/99                                                                            13,945,000  (c)          13,822,005

TOTAL SHORT-TERM INVESTMENTS

   (cost $24,670,241)                                                                                                 24,672,020
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

   (cost $259,206,579)                                                                            98.9%              269,829,184

CASH AND RECEIVABLES (NET)                                                                         1.1%                3,105,426

NET ASSETS                                                                                       100.0%              272,934,610


(a) NON-INCOME PRODUCING.

(b) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 1999, THESE SECURITIES AMOUNTED TO $2,638,346, OR APPROXIMATELY 1.0% OF NET ASSETS.

(C) PARTIALLY HELD BY THE CUSTODIAN/BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF FINANCIAL FUTURES

September 30, 1999



                                                                                                                       Unrealized
                                                                   Market Value                                      Appreciation
                                                                        Covered                                    (Depreciation)
                                            Contracts           by Contracts ($)            Expiration             at 9/30/99 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

Australian All Ordinaries                           8                  378,835           December '99                   (17,084)

CAC 40                                             37                1,764,685           December '99                   (67,864)

Deutsche Akteinindex                               14                1,868,507           December '99                  (138,570)

Financial Times                                    31                3,052,038           December '99                  (106,439)

Hang Seng                                           6                  492,151            October '99                   (53,690)

Nikkei 300                                        137                3,626,661           December '99                     6,742

Russell 2,000                                      57               12,240,750           December '99                  (261,345)

Standard & Poor's 500                               1                  324,550           December '99                   (15,533)

                                                                                                                       (653,783)

SEE NOTES TO FINANCIAL STATEMENTS.




GROWTH PORTFOLIO

COMMON STOCKS--38.9%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL--3.7%

Delphi Automotive Systems                                                                         1,900                   30,519

Delta Air Lines                                                                                   2,700                  130,950

Federated Department Stores                                                                       3,100  (a)             135,431

Ford Motor                                                                                        9,900                  496,856

Gap                                                                                               8,800                  281,600

General Motors                                                                                    2,800                  176,225

Home Depot                                                                                        4,300                  295,087

Kmart                                                                                             6,800  (a)              79,475

Office Depot                                                                                      9,000  (a)              91,687

Safeway                                                                                           6,500  (a)             247,406

TJX Cos.                                                                                         11,200                  314,300

Tommy Hilfiger                                                                                    4,100  (a)             115,569

Wal-Mart Stores                                                                                  17,500                  832,344

                                                                                                                       3,227,449

CONSUMER STAPLES--2.5%

Coca-Cola                                                                                         3,900                  187,444

Fortune Brands                                                                                    5,900                  190,275

IBP                                                                                               5,300                  130,844

Procter & Gamble                                                                                  6,400                  600,000

Quaker Oats                                                                                       3,400                  210,375

Ralston-Purina Group                                                                              7,100                  197,469

Sara Lee                                                                                         16,000                  375,000

Unilever, A.D.R.                                                                                  4,500                  306,562

                                                                                                                       2,197,969

ENERGY--2.7%

Amerada Hess                                                                                      3,200                  196,000

Chevron                                                                                           1,900                  168,625

Coastal                                                                                           3,200                  131,000

Conoco, Cl. B                                                                                     3,563                   97,554

El Paso Energy                                                                                    3,600                  143,325

Exxon                                                                                            11,200                  850,500

Global Marine                                                                                     6,200  (a)             101,912

Royal Dutch Petroleum                                                                             8,600                  507,937

Texaco                                                                                            3,400                  214,625

                                                                                                                       2,411,478

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--4.6%

Amgen                                                                                             8,300  (a)             676,450

Bausch & Lomb                                                                                     1,700                  112,094

Biomet                                                                                            3,600                   94,725

Bristol-Myers Squibb                                                                              9,800                  661,500

Cardinal Health                                                                                   3,700                  201,650

Johnson & Johnson                                                                                 4,500                  413,437

Merck & Co.                                                                                       7,500                  486,094

Schering-Plough                                                                                  11,000                  479,875

Tyco International                                                                                5,200                  536,900

United HealthCare                                                                                 1,800                   87,637

Warner-Lambert                                                                                    4,100                  272,138

                                                                                                                       4,022,500

INTEREST SENSITIVE--6.9%

Allstate                                                                                         10,000                  249,375

Ambac Financial Group                                                                             3,100                  146,862

BankBoston                                                                                        3,700                  160,487

Bank of America                                                                                   6,900                  384,244

Bank One                                                                                          3,200                  111,400

Chase Manhattan                                                                                   8,600                  648,225

Citigroup                                                                                        17,700                  778,800

Comerica                                                                                          4,300                  217,687

Conseco                                                                                           6,200                  119,738

Edwards (A.G.)                                                                                    2,100                   55,388

Fannie Mae                                                                                        5,900                  369,856

Fleet Financial Group                                                                             8,000                  293,000

General Electric                                                                                  6,900                  818,081

Golden West Financial                                                                             1,400                  137,550

Household International                                                                           3,800                  152,475

MBNA                                                                                              9,900                  225,844

MGIC Investment                                                                                   2,300                  109,825

Merrill Lynch                                                                                     2,700                  181,406

Morgan Stanley Dean Witter & Co.                                                                  3,300                  294,319

SLM Holding                                                                                       3,500                  150,500

SunTrust Banks                                                                                    3,300                  216,975



GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

UnionBanCal                                                                                       2,600                   94,250

XL Capital, Cl. A                                                                                 4,200                  189,000

                                                                                                                       6,105,287

PRODUCER GOODS & SERVICES--2.9%

American Power Conversion                                                                         5,800  (a)             110,200

Boeing                                                                                            4,700                  200,338

Centex                                                                                            2,100                   62,081

Dow Chemical                                                                                      2,300                  261,337

duPont(EI)deNemours                                                                               4,300                  261,763

General Dynamics                                                                                  3,700                  231,019

Georgia Pacific Group                                                                             6,100                  247,050

Ingersoll-Rand                                                                                    5,300                  291,169

Kimberly-Clark                                                                                    5,300                  278,250

PPG Industries                                                                                    1,800                  108,000

Rohm & Haas                                                                                       3,900                  140,887

USG                                                                                               1,600                   76,000

Union Carbide                                                                                     3,300                  187,481

United Technologies                                                                               1,700                  100,831

                                                                                                                       2,556,406

SERVICES--2.6%

America Online                                                                                    4,900  (a)             509,600

Ceridian                                                                                          5,600  (a)             139,300

Comcast, Cl. A (non-voting)                                                                       6,300                  251,213

Fox Entertainment Group, Cl. A                                                                    7,900  (a)             166,887

Gannett                                                                                           4,500                  311,344

IMS Health                                                                                        5,700                  130,031

Infinity Broadcasting, Cl. A                                                                      8,800  (a)             257,950

Tribune                                                                                           7,400                  368,150

Vodafone AirTouch, A.D.R.                                                                           800                  190,200

                                                                                                                       2,324,675

TECHNOLOGY--8.8%

ADC Telecommunications                                                                            4,900  (a)             205,494

Applied Materials                                                                                 2,500  (a)             194,687

BMC Software                                                                                      3,600  (a)             257,625

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Cisco Systems                                                                                     9,900  (a)             678,769

Compuware                                                                                         4,900  (a)             127,706

Dell Computer                                                                                    14,800  (a)             618,825

EMC                                                                                               5,700  (a)             407,194

General Instrument                                                                                3,800  (a)             182,875

Hewlett-Packard                                                                                   3,300                  303,600

Intel                                                                                             8,500                  631,656

International Business Machines                                                                   7,500                  910,313

Lexmark International Group, Cl. A                                                                3,200  (a)             257,600

Lucent Technologies                                                                               5,300                  343,837

Microsoft                                                                                        18,200  (a)           1,648,238

Nokia, A.D.R.                                                                                     2,200                  197,588

Tellabs                                                                                           7,400  (a)             421,338

Texas Instruments                                                                                 2,600                  213,850

USWeb                                                                                             5,100  (a)             174,994

                                                                                                                       7,776,189

TOBACCO--.2%

Philip Morris Cos.                                                                                4,900                  167,519

UTILITIES--4.0%

AT&T                                                                                             10,700                  465,450

Ameren                                                                                            3,400                  128,563

Ameritech                                                                                        11,500                  772,656

BellSouth                                                                                        12,200                  549,000

Consolidated Edison                                                                               4,100                  170,150

FPL Group                                                                                         6,000                  302,250

GTE                                                                                               2,600                  199,875

MCI WorldCom                                                                                     10,000  (a)             718,750

Sempra Energy                                                                                     5,100                  106,144

UtiliCorp United                                                                                  4,100                   86,356

                                                                                                                       3,499,194

TOTAL COMMON STOCKS

   (cost $25,812,885)                                                                                                 34,288,666



GROWTH PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES--34.5%                                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Bonds,

   11.125%, 8/15/2003                                                                           550,000                 647,488

U.S. Treasury Notes:

   5.75%, 10/31/2000                                                                            650,000                 651,918

   5.75%, 11/15/2000                                                                            400,000                 401,172

   5.50%, 12/31/2000                                                                            450,000                 449,793

   5.25%, 1/31/2001                                                                             440,000                 438,456

   7.75%, 2/15/2001                                                                             425,000                 437,091

   6.375%, 3/31/2001                                                                            500,000                 505,490

   6.25%, 4/30/2001                                                                           1,050,000               1,060,122

   6.625%, 6/30/2001                                                                            490,000                 497,703

   7.875%, 8/15/2001                                                                            280,000                 290,942

   6.25%, 10/31/2001                                                                            500,000                 505,880

   7.50%, 11/15/2001                                                                            460,000                 476,565

   5.875%, 11/30/2001                                                                           490,000                 492,171

   6.125%, 12/31/2001                                                                           565,000                 570,170

   6.25%, 2/28/2002                                                                             500,000                 506,425

   6.625%, 4/30/2002                                                                          1,000,000               1,022,090

   7.50%, 5/15/2002                                                                             975,000               1,016,847

   6%, 7/31/2002                                                                                500,000                 503,820

   6.375%, 8/15/2002                                                                            925,000                 941,002

   5.875%, 9/30/2002                                                                            480,000                 481,886

   5.75%, 10/31/2002                                                                             90,000                  90,045

   5.625%, 12/31/2002                                                                           550,000                 548,091

   5.50%, 1/31/2003                                                                             230,000                 228,259

   6.25%, 2/15/2003                                                                             910,000                 922,576

   5.50%, 2/28/2003                                                                           1,000,000                 991,370

   5.50%, 5/31/2003                                                                           1,000,000                 990,130

   5.375%, 6/30/2003                                                                          1,030,000               1,015,343

   5.25%, 8/15/2003                                                                             250,000                 245,187

   5.75%, 8/15/2003                                                                             460,000                 458,703

   5.875%, 2/15/2004                                                                            500,000                 502,345

   7.25%, 5/15/2004                                                                             500,000                 527,530

   7.25%, 8/15/2004                                                                           1,300,000               1,373,814

   7.875%, 11/15/2004                                                                         1,685,000               1,827,012

   7.50%, 2/15/2005                                                                             600,000                 641,598

   6.875%, 5/15/2006                                                                            570,000                 594,977

   7%, 7/15/2006                                                                              1,100,000               1,155,462

   6.50%, 10/15/2006                                                                          4,655,000               4,762,763

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)


GROWTH PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Notes (continued)

   6.625%, 5/15/2007                                                                            450,000                  464,189

   6.125%, 8/15/2007                                                                          1,170,000                1,171,697

TOTAL BONDS AND NOTES

   (cost $30,973,092)                                                                                                 30,408,122
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--25.7%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

   4.35%, 10/21/1999                                                                             37,000                   36,910

   4.67%, 10/28/1999                                                                          1,218,000                1,214,005

   4.35%, 11/4/1999                                                                             176,000                  175,255

   4.48%, 11/12/1999                                                                            268,000                  266,601

   4.49%, 11/18/1999                                                                            876,000  (b)             870,683

   4.57%, 11/26/1999                                                                            126,000  (b)             125,109

   4.50%, 12/9/1999                                                                          20,182,000  (b)          20,003,995

TOTAL SHORT-TERM INVESTMENTS

   (cost $22,693,691)                                                                                                 22,692,558
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $79,479,668)                                                              99.1%               87,389,346

CASH AND RECEIVABLES (NET)                                                                          .9%                  820,368

NET ASSETS                                                                                       100.0%               88,209,714

(a) NON-INCOME PRODUCING.

(b) PARTIALLY HELD BY THE CUSTODIAN/BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF FINANCIAL FUTURES

September 30, 1999



                                                                                                                       Unrealized
                                                                   Market Value                                      Appreciation
                                                                        Covered                                    (Depreciation)
                                            Contracts          by Contracts ($)             Expiration             at 9/30/99 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

Australian All Ordinaries                           6                  284,126            December '99                  (12,813)

CAC 40                                             33                1,573,908            December '99                  (60,527)

Deutsche Akteinindex                               12                1,601,578            December '99                 (118,774)

Financial Times                                    30                2,953,585            December '99                 (103,006)

Hang Seng                                           4                  328,101             October '99                  (35,793)

Nikkei 300                                        117                3,097,222            December '99                    5,758

Russell 2,000                                      44                9,449,000            December '99                 (201,740)

Standard & Poor's 500                              10                3,245,500            December '99                  (71,205)

                                                                                                                       (598,100)

SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                                        The Portfolios


STATEMENT OF ASSETS AND LIABILITIES

September 30, 1999



                                                                                                                   Growth and
                                                                               Income            Income                Growth
                                                                            Portfolio          Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
  See Statement of Investments

   [cost--Note 5(b)]                                                       60,570,825        269,829,184            87,389,346

Cash                                                                          241,962            685,839               338,241

Receivable for investment securities sold                                     930,503         15,161,582             1,705,176

Dividends and interest receivable                                             568,946          2,787,896               580,590

Receivable for futures variation margin--Note 5(a)                            187,575            283,274               280,551

Receivable for shares of Common Stock subscribed                               25,533              2,500                 2,500

Prepaid expenses                                                               14,015             27,980                 8,997

                                                                           62,539,359         288,778,255           90,305,401
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                  31,215            155,289                55,620

Due to Distributor                                                              3,226             14,239                 1,983

Payable for investment securities purchased                                 1,050,663         15,358,475             1,725,210

Payable for shares of Common Stock redeemed                                   246,433            229,257               273,638

Accrued expenses                                                               33,379             86,385                39,236

                                                                            1,364,916         15,843,645             2,095,687
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                             61,174,443        272,934,610            88,209,714
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                            58,884,958        238,520,257            70,834,553

Accumulated undistributed investment
   income--net                                                              2,056,920          6,263,750             1,503,393

Accumulated net realized gain (loss)
   on investments                                                           1,602,320         18,181,781             8,560,190

Accumulated net unrealized appreciation
   (depreciation) on investments [including
   ($622,753), ($653,783) and ($598,100) net
   unrealized (depreciation) on financial futures for
   the Income Portfolio, the Growth and Income
   Portfolio and the Growth Portfolio,
   respectively]--Note 5(b)                                               (1,369,755)          9,968,822             7,311,578
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                             61,174,443        272,934,610            88,209,714


                                                                                                                    Growth and
                                                                               Income             Income                Growth
NET ASSET VALUE PER SHARE                                                   Portfolio          Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------

RESTRICTED CLASS SHARES

Net Assets ($)                                                            45,221,370         204,096,040            78,553,539

Shares Outstanding                                                         3,336,181          11,525,195             4,253,881
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                  13.55              17.71                  18.47
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Net Assets ($)                                                            15,953,073          68,838,570             9,656,175

Shares Outstanding                                                         1,179,322           3,734,640               521,316
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                  13.53               18.43                 18.52

SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                                  The Portfolios


STATEMENT OF OPERATIONS

Year Ended September 30, 1999


                                                                                                                    Growth and
                                                                               Income             Income                Growth
                                                                            Portfolio          Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                                    3,147,583          8,808,697             2,058,243

Cash dividends (net of $12,367 and $8,741
   foreign taxes withheld at source for the Growth
   and Income Portfolio and the
   Growth Portfolio, respectively)                                                 --            806,561               481,522

TOTAL INCOME                                                                3,147,583          9,615,258             2,539,765

EXPENSES--NOTE 2(D):

Investment advisory fee--Note 4(a)                                            334,929          1,603,591               576,980

Shareholder servicing costs--Note 4(b)                                         40,227             40,650                27,855

Auditing fees                                                                  27,249             39,448                40,530

Registration fees                                                              27,780             55,419                44,942

Prospectus and shareholders' reports                                            9,373             24,673                14,558

Legal fees                                                                      7,319             19,956                 9,123

Custodian fees--Note 4(b)                                                       8,582             39,737                26,171

Directors' fees and expenses--Note 4(c)                                         3,997             12,478                 4,921

Loan commitment fees--Note 3                                                      226                705                   295

Miscellaneous                                                                  16,024             25,553                12,793

TOTAL EXPENSES                                                                475,706          1,862,210               758,168

Less--reduction in management fee due to
   undertaking--Note 4(a)                                                          --           (20,137)                   --

NET EXPENSES                                                                  475,706          1,842,073               758,168

INVESTMENT INCOME--NET                                                      2,671,877          7,773,185             1,781,597




                                                                                                                   Growth and
                                                                               Income            Income                Growth
                                                                            Portfolio         Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS--NOTE 5 ($):

Net realized gain (loss) on investments                                     (281,198)        14,491,298             5,920,704

Net realized gain (loss) on forward currency
    exchange contracts                                                             --             9,923                 6,961

Net realized gain (loss) on financial futures                               2,780,314         5,125,801             3,280,766

NET REALIZED GAIN (LOSS)                                                    2,499,116        19,627,022             9,208,431

Net unrealized appreciation (depreciation) on
   investments [including  ($498,186),
   ($136,492) and ($237,212) net unrealized
   (depreciation) on financial futures for
   the Income Portfolio, the Growth and Income
   Portfolio and the Growth Portfolio, respectively]                      (2,406,310)           298,845             3,485,618

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                              92,806        19,925,867            12,694,049

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          2,764,683        27,699,052            14,475,646

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                 The Portfolios


STATEMENT OF CHANGES IN NET ASSETS



                                                                                                 Year Ended September 30,
                                                                                         ----------------------------------------

INCOME PORTFOLIO                                                                         1999                              1998
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS ($):

Investment income--net                                                               2,671,877                         2,045,142

Net realized gain (loss) on investments                                              2,499,116                           366,825

Net unrealized appreciation (depreciation)
   on investments                                                                  (2,406,310)                           955,546

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                         2,764,683                         3,367,513
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                                                         (1,893,485)                       (1,195,123)

   Investor Class shares                                                             (342,649)                         (503,416)

Net realized gain on investments:

   Restricted Class shares                                                           (946,742)                       (1,162,380)

   Investor Class shares                                                             (185,368)                         (510,607)

TOTAL DIVIDENDS                                                                    (3,368,244)                       (3,371,526)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                                                          34,163,058                        26,320,416

   Investor Class shares                                                            17,711,187                         1,337,588

Dividends reinvested:

   Restricted Class shares                                                           2,836,547                         2,347,119

   Investor Class shares                                                               522,995                         1,013,674

Cost of shares redeemed:

   Restricted Class shares                                                        (31,820,840)                      (10,884,363)

   Investor Class shares                                                          (14,079,208)                         (549,851)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS                                                   9,333,739                        19,584,583

TOTAL INCREASE (DECREASE) IN NET ASSETS                                              8,730,178                        19,580,570
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                                                 52,444,265                        32,863,695

END OF PERIOD                                                                       61,174,443                        52,444,265

Undistributed investment income--net                                                 2,056,920                         1,621,177


                                                                                                  Year Ended September 30,
                                                                                          ----------------------------------------

INCOME PORTFOLIO (CONTINUED)                                                             1999                              1998
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

RESTRICTED CLASS SHARES

Shares sold                                                                         2,502,527                         1,946,584

Shares issued for dividends reinvested                                                213,596                           182,513

Shares redeemed                                                                    (2,325,407)                         (802,212)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                         390,716                         1,326,885
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                                                         1,307,028                           101,421

Shares issued for dividends reinvested                                                 39,382                            78,947

Shares redeemed                                                                    (1,030,673)                          (40,536)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                         315,737                           139,832

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                Year Ended September 30,
                                                                                       -------------------------------------------

GROWTH AND INCOME PORTFOLIO                                                              1999                               1998
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                                               7,773,185                         7,596,661

Net realized gain (loss) on investments                                             19,627,022                         4,470,025

Net unrealized appreciation (depreciation)
   on investments                                                                      298,845                         (872,552)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                        27,699,052                        11,194,134
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                                                         (7,141,044)                       (5,849,219)

   Investor Class shares                                                             (145,634)                          (32,948)

Net realized gain on investments:

   Restricted Class shares                                                         (5,112,081)                      (21,725,669)

   Investor Class shares                                                             (111,323)                         (126,391)

TOTAL DIVIDENDS                                                                   (12,510,082)                      (27,734,227)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                                                          49,284,067                        90,798,976

   Investor Class shares                                                            10,805,692                         3,980,556

Dividends reinvested:

   Restricted Class shares                                                          12,251,329                        27,548,779

   Investor Class shares                                                               256,461                           136,621

Cost of shares redeemed:

   Restricted Class shares                                                        (58,520,579)                       (88,118,244)

   Investor Class shares                                                           (1,262,237)                          (821,513)

Net assets received in connection with
   reorganization--Note 1

      Investor Class shares                                                         54,557,437                               --

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS                                                  67,372,170                         33,525,175

TOTAL INCREASE (DECREASE) IN NET ASSETS                                             82,561,140                         16,985,082
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                                                190,373,470                        173,388,388

END OF PERIOD                                                                      272,934,610                        190,373,470

Undistributed investment income--net                                                 6,263,750                          5,777,243


                                                                                                 Year Ended September 30,
                                                                                         -----------------------------------------

GROWTH AND INCOME PORTFOLIO (CONTINUED)                                                   1999                              1998
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

RESTRICTED CLASS SHARES

Shares sold                                                                          2,787,679                         5,567,273

Shares issued for dividends reinvested                                                 728,812                         1,762,559

Shares redeemed                                                                     (3,312,365)                       (5,379,862)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                          204,126                         1,949,970
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                                                            585,101                           236,425

Shares issued for dividends reinvested                                                  14,621                             8,397

Shares redeemed                                                                        (67,897)                          (48,209)

Shares issued in connection with reorganization--Note 1                              2,970,357                                --

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                        3,502,182                           196,613

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                Year Ended September 30,
                                                                                      --------------------------------------------

GROWTH PORTFOLIO                                                                          1999                              1998
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                                               1,781,597                         1,681,377

Net realized gain (loss) on investments                                              9,208,431                         2,498,256

Net unrealized appreciation (depreciation)
   on investments                                                                    3,485,618                        (2,255,918)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                        14,475,646                         1,923,715
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                                                         (1,457,071)                       (1,250,906)

   Investor Class shares                                                              (73,161)                         (138,717)

Net realized gain on investments:

   Restricted Class shares                                                         (2,589,945)                      (10,416,640)

   Investor Class shares                                                             (152,993)                       (1,381,134)

TOTAL DIVIDENDS                                                                    (4,273,170)                      (13,187,397)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                                                          52,573,276                       31,959,042

   Investor Class shares                                                             6,501,470                        2,944,441

Dividends reinvested:

   Restricted Class shares                                                           3,995,453                       11,662,994

   Investor Class shares                                                               225,768                        1,519,851

Cost of shares redeemed:

   Restricted Class shares                                                        (44,050,777)                      (23,893,043)

   Investor Class shares                                                           (1,414,942)                       (8,374,798)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS                                                  17,830,248                        15,818,487

TOTAL INCREASE (DECREASE) IN NET ASSETS                                             28,032,724                         4,554,805
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                                                 60,176,990                        55,622,185

END OF PERIOD                                                                       88,209,714                        60,176,990

Undistributed investment income--net                                                 1,503,393                         1,252,028


                                                                                                 Year Ended September 30,
                                                                                    -----------------------------------------------

GROWTH PORTFOLIO (CONTINUED)                                                              1999                              1998
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

RESTRICTED CLASS SHARES

Shares sold                                                                          2,899,690                         1,910,064

Shares issued for dividends reinvested                                                 237,966                           755,375

Shares redeemed                                                                     (2,434,295)                       (1,403,323)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                          703,361                         1,262,116
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                                                            351,259                           183,691

Shares issued for dividends reinvested                                                  13,375                            98,055

Shares redeemed                                                                       (78,498)                          (469,015)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                          286,136                          (187,269)

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                                    The Portfolios


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                    RESTRICTED CLASS SHARES
                                                                  --------------------------------------------------------------

                                                                                   Year Ended September 30,
                                                                 ----------------------------------------------------------------
INCOME PORTFOLIO                                                 1999        1998        1997(a)        1996(b)        1995(c)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            13.78       14.04       13.42          13.52          12.50

Investment Operations:

Investment income--net                                            .65(d)      .61         .71            .64           .40

Net realized and unrealized gain (loss)

   on investments                                                 .11         .57         .99            .31           .62

Total from Investment Operations                                  .76        1.18        1.70            .95          1.02

Distributions:

Dividends from investment income--net                           (.66)        (.73)       (.65)          (.62)           --

Dividends from net realized gain

   on investments                                               (.33)        (.71)       (.43)          (.43)           --

Total Distributions                                             (.99)       (1.44)      (1.08)         (1.05)           --

Net asset value, end of period                                 13.55        13.78       14.04          13.42         13.52
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                5.66         9.14       13.50           7.30          8.24(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          .79          .88         .68            .60           .30(e)

Ratio of net investment income

   to average net assets                                        4.84         5.15        5.87           5.75          3.08(e)

Decrease reflected in above expense ratios

   due to undertakings by Dreyfus                                 --           --         .14            .61            .26(e)

Portfolio Turnover Rate                                       158.10        64.58       72.08          32.95           5.66(e)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                         45,221       40,582      22,727         12,889          8,141

(a)  EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.





                                                                                     INVESTOR CLASS SHARES
                                                                   --------------------------------------------------------------

                                                                                    Year Ended September 30,
                                                                   --------------------------------------------------------------

INCOME PORTFOLIO (CONTINUED)                                     1999        1998         1997(a)        1996(b)        1995(c)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            13.74       14.01        13.39          13.51         12.50

Investment Operations:

Investment income--net                                           .60(d)       .65          .72            .73           .39

Net realized and unrealized gain (loss)

   on investments                                                .13          .49          .95            .18           .62

Total from Investment Operations                                 .73         1.14         1.67            .91          1.01

Distributions:

Dividends from investment income--net                           (.61)        (.70)        (.62)          (.60)           --

Dividends from net realized gain

   on investments                                               (.33)        (.71)        (.43)          (.43)           --

Total Distributions                                             (.94)       (1.41)       (1.05)         (1.03)           --

Net asset value, end of period                                 13.53        13.74        14.01          13.39          13.51
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                5.44         8.92        13.19           7.07           8.08(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                         1.07         1.13          .97            .85            .43(e)

Ratio of net investment income
   to average net assets                                        4.59         4.92         5.52           5.50           2.95(e)

Decrease reflected in above expense ratios
   due to undertakings by Dreyfus                                 --           --          .15            .61            .26(e)

Portfolio Turnover Rate                                       158.10        64.58        72.08          32.95           5.66(e)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                         15,953       11,862       10,136          8,701          8,122

(a)  EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS INVESTOR CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES SHARES WERE REDESIGNATED AS INSTITUTIONAL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                       The Portfolios


FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                       RESTRICTED CLASS SHARES
                                                                   --------------------------------------------------------------

                                                                                       Year Ended September 30,
                                                                   --------------------------------------------------------------

GROWTH AND INCOME PORTFOLIO                                      1999        1998       1997(a)        1996(b)        1995(c)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            16.46       18.43      15.34          14.31          12.50

Investment Operations:

Investment income--net                                            .64(d)     .70         .58            .33            .27

Net realized and unrealized gain (loss)
   on investments                                                1.69        .30        3.16           1.60           1.54

Total from Investment Operations                                 2.33       1.00        3.74           1.93           1.81

Distributions:

Dividends from investment income--net                           (.63)       (.63)       (.34)          (.42)            --

Dividends from net realized gain
   on investments                                               (.45)      (2.34)       (.31)          (.48)            --

Total Distributions                                            (1.08)      (2.97)       (.65)          (.90)            --

Net asset value, end of period                                 17.71       16.46       18.43          15.34          14.31
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                               14.51        6.28       25.22          14.17          14.48(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          .84         .84         .78            .75            .38(e)

Ratio of net investment income

   to average net assets                                        3.65        4.06        3.52           3.60           2.10(e)

Decrease reflected in above expense ratios
   due to undertakings by Dreyfus                                .01         --          .06            .39            .33(e)

Portfolio Turnover Rate                                       142.50       76.78      107.85         122.52          33.55(e)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                        204,096     186,397     172,705        124,677          9,248

(a)  EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.





                                                                                      INVESTOR CLASS SHARES
                                                                 --------------------------------------------------------------

GROWTH AND                                                                           Year Ended September 30,
                                                                 --------------------------------------------------------------

INCOME PORTFOLIO (CONTINUED)                                     1999        1998       1997(a)        1996(b)        1995(c)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            17.10       19.05      15.43          14.29          12.50

Investment Operations:

Investment income--net                                           .45(d)       .72(d)     .57(d)         .90(d)         .27

Net realized and unrealized gain (loss)
   on investments                                               1.92          .28       3.36           1.12           1.52

Total from Investment Operations                                2.37         1.00       3.93           2.02           1.79

Distributions:

Dividends from investment income-net                            (.59)        (.61)        --           (.40)            --

Dividends from net realized gain
   on investments                                               (.45)       (2.34)      (.31)          (.48)            --

Total Distributions                                            (1.04)       (2.95)      (.31)          (.88)            --

Net asset value, end of period                                 18.43        17.10      19.05          15.43          14.29
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                               14.17         6.04      25.85          14.84          14.32(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                         1.35         1.08       1.00           1.00            .51(e)

Ratio of net investment income
   to average net assets                                        3.37         3.81       3.58           3.35           1.98(e)

Decrease reflected in above expense ratios
   due to undertakings by Dreyfus                                .06          --         .05            .39            .33(e)

Portfolio Turnover Rate                                       142.50        76.78     107.85         122.52          33.55(e)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         68,839        3,976        683            160           8,602

(a)  EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS INVESTOR CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES WERE REDESIGNATED AS INSTITUTIONAL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                      The Portfolios


FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                      RESTRICTED CLASS SHARES
                                                                 --------------------------------------------------------------

                                                                                      Year Ended September 30,
                                                                 --------------------------------------------------------------

GROWTH PORTFOLIO                                                 1999         1998       1997(a)        1996(b)        1995(c)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            15.89        20.52      16.59          14.84          12.50

Investment Operations:

Investment income--net                                            .42(d)       .52        .41            .28            .21

Net realized and unrealized gain (loss)

   on investments                                                3.27         (.02)      4.94           2.48           2.13

Total from Investment Operations                                 3.69          .50       5.35           2.76           2.34

Distributions:

Dividends from investment income--net                           (.40)         (.55)      (.30)         (.31)             --

Dividends from net realized gain
   on investments                                               (.71)        (4.58)     (1.12)         (.70)             --

Total Distributions                                            (1.11)        (5.13)     (1.42)        (1.01)             --

Net asset value, end of period                                 18.47         15.89      20.52         16.59           14.84
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                               23.93          3.17      34.70         19.73           18.72(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          .96           .94       .83            .75             .38(e)

Ratio of net investment income
   to average net assets                                        2.33          2.84      2.38           2.38            1.51(e)

Decrease reflected in above expense ratios
   due to undertakings by Dreyfus                                 --           --        .20            .53             .26(e)

Portfolio Turnover Rate                                        95.42         89.23    118.49          77.83           52.86(e)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         78,554        56,431    46,960         28,143          11,898

(a)  EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, CLASS R SHARES WERE REDESIGNATED AS RETAIL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.





                                                                                     INVESTOR CLASS SHARES
                                                                 --------------------------------------------------------------

                                                                                     Year Ended September 30,
                                                                 --------------------------------------------------------------

GROWTH  PORTFOLIO (CONTINUED)                                    1999        1998       1997(a)        1996(b)        1995(c)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            15.93       20.50      16.58          14.82          12.50

Investment Operations:

Investment income--net                                            .39(d)      .44(d)     .62            .32            .19

Net realized and unrealized gain (loss)
   on investments                                                3.25         .03       4.68           2.42           2.13

Total from Investment Operations                                 3.64         .47       5.30           2.74           2.32

Distributions:

Dividends from investment income--net                            (.34)       (.46)      (.26)          (.28)            --

Dividends from net realized gain
   on investments                                                (.71)      (4.58)     (1.12)          (.70)            --

Total Distributions                                             (1.05)      (5.04)     (1.38)          (.98)            --

Net asset value, end of period                                  18.52       15.93      20.50          16.58          14.82
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                23.50        2.97      34.32          19.58          18.56(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                         1.24         1.18       1.06           1.00            .51(e)

Ratio of net investment income
   to average net assets                                        2.14         2.65       2.05           2.08           1.39(e)

Decrease reflected in above expense ratios
   due to undertakings by Dreyfus                                 --           --        .27            .53            .26(e)

Portfolio Turnover Rate                                        95.42        89.23     118.49          77.83          52.86(e)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          9,656        3,746      8,662         14,458         11,939

(a)  EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS INVESTOR CLASS SHARES.

(b)  EFFECTIVE JULY 15, 1996, INVESTOR CLASS SHARES WERE REDESIGNATED AS INSTITUTIONAL SHARES.

(c)  FROM MARCH 31, 1995 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1995.

(d)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(e)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                The Portfolios


NOTES TO FINANCIAL STATEMENTS

NOTE 1--General:

Dreyfus   LifeTime  Portfolios,  Inc.  (the  "fund") is  registered  under  the
Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three diversified Portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income and the secondary investment objective of which is capital appreciation, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio. The Dreyfus Corporation ("Dreyfus") serves as each Portfolio's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. Mellon Equity Associates ("Mellon Equity"), an indirect wholly-owned subsidiary of Mellon Financial Corporation, serves as each Portfolio's sub-investment adviser.

On September 23, 1999, pursuant to an Agreement and Plan of Reorganization, previously approved by the fund's Board of Directors, all or substantially all of the Dreyfus Asset Allocation Fund's assets and liabilities were transferred to the Growth & Income Portfolio in a tax free exchange for Investor Class shares of the Growth & Income Portfolio at net asset value. 4,291,269 shares valued at $12.71 per share, representing net assets of $54,557,437 [including $147,484 net unrealized appreciation on investments] were exchanged by Dreyfus Asset Allocation Fund for 2,970,357 Investor Class shares of the Growth & Income Portfolio.

Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the fund's shares. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and
Investor.    Investor    Class    shares    are    offered    to    any

investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTE 2--Significant Accounting Policies:

(a) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Most debt securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity

                                                                  The Portfolios

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

and type; indications as to values from dealers; and general market conditions.

(b) FOREIGN CURRENCY TRANSACTIONS: Each Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. During the period ended September 30, 1999, the Income Portfolio and the Growth and
Income   Portfolio  received  net  earnings  credits  of  $2,710  and  $11,802, respectively. Income earned under this arrangement is included in interest income.

(d) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.


(e) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded by each Portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, with respect to each Portfolio, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain of a Portfolio can be offset by a capital loss carryover of that Portfolio, such gain will not be distributed.

(f) FEDERAL INCOME TAXES: It is the policy of each Portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. For Federal income tax purposes, each Portfolio is treated as a single entity for the purpose of determining such qualification.

The Growth and Income Portfolio has an unused capital loss carryover of approximately $164,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 1999. The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund's merger with Dreyfus Asset Allocation Fund. If not applied, the carryover expires in fiscal 2007.

NOTE 3--Bank Line of Credit:

Each Portfolio participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each Portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a Portfolio at rates based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 1999, no Portfolios borrowed under the Facility.

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4--Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a)  Pursuant  to  a  Investment Advisory agreement with Dreyfus, the Investment
Advisory fee is computed on the value of each Portfolio's average daily net assets and is payable monthly at the following annual rates: .60 of 1% of the Income Portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.

Dreyfus has undertaken from September 24, 1999 through December 31, 1999, that, if the aggregate expenses of the Growth & Income Portfolio, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings, cause the expenses of its Investor Class to exceed 1.13% of the value of the average daily net assets of the Investor Class, the Growth & Income Portfolio may deduct from the payment to be made to Dreyfus under the Investment Advisory Agreement, or Dreyfus will bear, such excess expense. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $20,137 during the period ended September 30, 1999.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each Portfolio, computed at the following annual rates:

                                            ANNUAL FEE AS A PERCENTAGE OF
TOTAL PORTFOLIO NET ASSETS           AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
--------------------------------------------------------------------------------

0 to $600 million                                     .35 of 1%

$600 million up to $1.2 billion                       .25 of 1%

$1.2 billion up to $1.8 billion                       .20 of 1%

In excess of $1.8 billion                             .15 of 1%

(b) Under the Shareholder Services Plan, each Portfolio pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each Portfolio's Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance
of    shareholder

accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

During the period ended September 30, 1999, each Portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:


                  Income Portfolio                     $ 30,707

                  Growth and Income Portfolio            21,692

                  Growth Portfolio                       14,704

Each Portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. During the period ended September 30, 1999, each Portfolio was charged the following pursuant to the transfer agency agreement:


                  Income Portfolio                    $   5,100

                  Growth and Income Portfolio            12,983

                  Growth Portfolio                        9,233

Each Portfolio compensates Mellon under a custody agreement for providing custodial services for each Portfolio. During the period ended September 30, 1999, each Portfolio was charged the following pursuant to the custody agreement:


                  Income Portfolio                    $   8,582

                  Growth and Income Portfolio            39,737

                  Growth Portfolio                       26,171

(c) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 5--Securities Transactions:

(a)  The  following  summarizes  the  aggregate amount of purchases and sales of
investment   securities,   excluding   short-term   securities,  financial

                                                                  The Portfolios

NOTES TO FINANCIAL STATEMENTS (continued)

futures and forward currency exchange contracts during the period ended September 30, 1999:



                                                                            PURCHASES ($)                           SALES ($)
                                                                 -------------------------------------------------------------------

        Income Portfolio                                                       67,568,614                          58,158,823

        Growth and Income Portfolio                                           279,763,836                         263,289,474

        Growth Portfolio                                                       65,512,629                          53,916,877


Each Portfolio enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. When executing forward currency exchange contracts, a Portfolio is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, a Portfolio would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. A Portfolio realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, a Portfolio would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. A Portfolio realizes a gain if the value of the contract increases between those dates. Each Portfolio is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At September 30, 1999, there were no open forward currency exchange contracts.

Each Portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A Portfolio is exposed to market risk as a result of changes in the value of the under lying financial instruments. Investments in financial futures require a Portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, a Portfolio recognizes a realized gain or loss. These investments require initial margin deposits with a custodian or broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at September 30, 1999, are set forth in the Statements of Financial Futures.

(B)   The   following   summarizes   accumulated   net  unrealized  appreciation
(depreciation) on investments and financial futures for each Portfolio at September 30, 1999:

                           GROSS                  GROSS
                        APPRECIATION ($)     (DEPRECIATION) ($)       NET ($)
--------------------------------------------------------------------------------

Income Portfolio               37,513           (1,407,268)      (1,369,755)

Growth and
    Income Portfolio       15,819,737           (5,850,915)       9,968,822

Growth Portfolio            9,662,596           (2,351,018)       7,311,578

At September 30, 1999, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The cost of investments for each Portfolio for financial reporting purposes as of September 30, 1999 was as follows:


                  Income Portfolio                $  61,317,827

                  Growth and Income Portfolio       259,206,579

                  Growth Portfolio                   79,479,668

                                                        The Portfolios

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors Dreyfus LifeTime Portfolios, Inc.

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus LifeTime Portfolios, Inc., (comprising, respectively, the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio) as of September 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of September 30, 1999 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Dreyfus LifeTime Portfolios, Inc., at September 30, 1999, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                              Ernst & Young LLP (signature logo)

New York, New York

November 4, 1999



IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal and State (where applicable) tax law, Dreyfus LifeTime Portfolios, Inc. (Income Portfolio, Growth and Income Portfolio and Growth Portfolio) hereby make the following designations of dividends and distributions paid during the fiscal year ended September 30, 1999:




                                                LONG-TERM
                                                  CAPITAL
                                                    GAINS                             QUALIFYING          INTEREST FROM
                                             DISTRIBUTION             PAYABLE           ORDINARY         U.S. GOVERNMENT
NAME OF ISSUER                              PER SHARE ($)              PERIOD          DIVIDENDS             OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                     .172            12/10/98      Not Applicable                59.41%

Growth & Income
     Portfolio                                       .284            12/10/98              7.05%          Not Applicable

Growth Portfolio                                     .610            12/10/98             16.41%          Not Applicable


The percentage of qualifying ordinary dividends shown qualify for the corporate dividends received deduction. Shareholders will receive notification in January 2000 of the percentage applicable to the preparation of their 1999 income tax returns.

The percentage shown for interest from U.S. Government Obligations represents the percentage of the ordinary dividends attributable to interest income from direct obligations of the United States. Such portion of the dividend is currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

                                                        The Portfolios


NOTES

                                                           For More Information

                        Dreyfus LifeTime
                        Portfolios, Inc.

                        200 Park Avenue
                        New York, NY 10166

                        Investment Adviser

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Sub-Investment Adviser

                        Mellon Equity
                        500 Grant Street
                        Pittsburgh, PA 15258

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Premier Mutual Fund Services, Inc.
                        60 State Street
                        Boston, MA 02109

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 1999 Dreyfus Service Corporation                                   DRPAR999